CONCENTRATIONS OF RISK (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
GOING CONCERN UNCERTAINTIES
Revenue percentage	10.00%	10.00%	10.00%	10.00%